UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: 	Chilton Capital Management, L.P.
Address:	1300 Post Oak Boulevard, Suite 1220
		Houston, TX 77056

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	April 15, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$129,401,610.86

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank




NAME OF ISSUER CLASS CUSIP VALUE SHARES DSCRETN AUTH
Allos Therapeutics COM   $53,840.00  8000 Defined, 1, None
Allos Therapeutics                  COM 19777101  $2,508,304.65  372705.00 Sole
Sole
Altera Corp                         COM 21441100  $1,805,618.00  82712.69 Sole
Sole
American Express Co N Y Com COM   $516,096.00  12600 Defined, 1, None
American International Group        COM 26874107  $5,200,664.55  72091.28 Sole
Sole
Analog Devices Inc COM   $45,040.00  1000 Defined, 1, None
Analog Devices Inc                  COM 32654105  $2,144,268.26  47608.09 Sole
Sole
Angiotech Pharmaceuticals           COM 34918102  $473,648.40  10409.86 Sole
Sole
Applied Materials Inc. COM   $27,135.00  500 Defined, 1, None
Applied Materials Inc.              COM 38222105  $2,091,457.47  38538.00 Sole
Sole
Bank of America Corp COM   $238,070.00  3500 Defined, 1, None
Bank of America Corp                COM 60505104  $39,004,164.44  573422.00
Sole Sole
Bank of New York Co Inc Com COM   $252,120.00  6000 Defined, 1, None
Bristol-Myers Squibb COM   $80,980.00  2000 Defined, 1, None
Bristol-Myers Squibb                COM 110122108  $1,771,606.25  43754.17 Sole
Sole
Cisco Systems Inc                   COM 17275R102  $1,741,493.34  102925.14
Sole Sole
CitiGroup COM   $297,120.00  6000 Defined, 1, None
CitiGroup                           COM 172967101  $4,583,052.66  92549.53 Sole
Sole
Coca-Cola Company COM   $209,040.00  4000 Defined, 1, None
Coca-Cola Company                   COM 191216100  $240,396.00  4600.00 Sole
Sole
Corus Bankshares Inc                COM 220873103  $189,800.00  4000.00 Sole
Sole
CV Therapeutics Inc COM   $144,000.00  4000 Defined, 1, None
CV Therapeutics Inc                 COM 126667104  $1,904,955.03  52915.42 Sole
Sole
Dynegy Inc                          COM 26816Q101  $1,721,080.16  59347.59 Sole
Sole
Extreme Networks                    COM 30226D106  $336,379.98  32313.16 Sole
Sole
Exxon Mobil Corp Com COM 30231G102  $231,422.40  5280 Defined, 1, None
Exxon Mobil Corp Com                COM 30231G102  $3,520,162.62  80314.00 Sole
Sole
Gemstar Tv Guide                    COM 36866W106  $360,180.74  24352.99 Sole
Sole
General Electric Co COM   $1,370,670.00  36600 Defined, 1, None
General Electric Co                 COM 369604103  $2,642,529.93  70561.55 Sole
Sole
Honeywell Intl Inc                  COM 438516106  $2,376,618.93  62101.36 Sole
Sole
I-2 Technologies Inc                COM 465754109  $449,246.25  88783.84 Sole
Sole
Intel Corp COM   $243,280.00  8000 Defined, 1, None
Intel Corp                          COM 458140100  $2,579,644.83  84828.83 Sole
Sole
International Business Machine      COM 459200101  $318,760.00  3065.00 Sole
Sole
International Rectifier             COM 460254105  $1,157,275.80  25485.04 Sole
Sole
Intersil Hldg Corp                  COM 46069S109  $959,440.68  33902.50 Sole
Sole
Lilly Eli & Co COM   $228,600.00  3000 Defined, 1, None
Lilly Eli & Co                      COM 532457108  $4,126,521.88  54153.83 Sole
Sole
Medtronic Inc COM   $180,840.00  4000 Defined, 1, None
Medtronic Inc                       COM 585055106  $3,114,726.93  68894.65 Sole
Sole
Merck & Co Inc COM   $115,160.00  2000 Defined, 1, None
Merck & Co Inc                      COM 589331107  $1,325,118.27  23013.52 Sole
Sole
Merrill Lynch & Co                  COM 590188108  $2,908,312.80  52515.58 Sole
Sole
Microsoft Corp COM   $120,500.00  2000 Defined, 1, None
Microsoft Corp                      COM 594918104  $1,270,002.08  21078.87 Sole
Sole
Northwest Biotherapeutics           COM 66737P105  $238,291.20  63040.00 Sole
Sole
Pfizer Inc COM   $655,710.00  16500 Defined, 1, None
Pfizer Inc                          COM 717081103  $2,634,059.14  66282.31 Sole
Sole
Pharmacia Corp COM 71713U102  $180,320.00  4000 Defined, 1, None
Pharmacia Corp                      COM 71713U102  $2,135,271.37  47366.27 Sole
Sole
Portal Software                     COM 736126103  $239,697.59  126156.63 Sole
Sole
Procter & Gamble Co                 COM 742718109  $619,368.75  6875.00 Sole
Sole
Protein Design                      COM 74369L103  $710,150.55  41505.00 Sole
Sole
Raytheon COM   $82,100.00  2000 Defined, 1, None
Raytheon                            COM 755111507  $2,359,995.74  57490.76 Sole
Sole
Sealed Air Corp New                 COM 81211K100  $455,828.56  9682.00 Sole
Sole
Sealed Air Corp New - Preferre      PFD 81211K209  $923,098.05  20133.00 Sole
Sole
Smith International COM   $67,750.00  1000 Defined, 1, None
Smith International                 COM 832110100  $1,291,870.30  19068.20 Sole
Sole
Southwest Airlines COM   $290,250.00  15000 Defined, 1, None
Sysco Corp                          COM 871829107  $650,076.00  21800.00 Sole
Sole
Target Corp COM 87612E106  $129,360.00  3000 Defined, 1, None
Target Corp                         COM 87612E106  $2,864,653.01  66434.44 Sole
Sole
Teco Energy Inc                     COM 872375100  $6,203,233.47  216669.00
Sole Sole
Texas Instruments Inc.              COM 882508104  $2,453,695.73  74129.78 Sole
Sole
Verizon COM 92343V104  $92,200.00  2000 Defined, 1, None
Verizon                             COM 92343V104  $621,428.00  13480.00 Sole
Sole
Viacom CL B COM   $96,740.00  2000 Defined, 1, None
Viacom CL B                         COM 925524308  $1,548,081.85  32005.00 Sole
Sole
Vornado Realty Trust COM   $397,440.00  9000 Defined, 1, None
Wal Mart Stores Inc                 COM 931142103  $183,900.00  3000.00 Sole
Sole
Wells Fargo COM   $197,600.00  4000 Defined, 1, None
Wyeth COM   $183,820.00  2800 Defined, 1, None
Wyeth                               COM 983024100  $3,716,277.22  56607.42 Sole
Sole